Related Party Transactions - Compensation of key management personnel (Details) - Directors and key management - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transactions
Remuneration	$ 5,719	$ 4,815	$ 8,663
Short-term benefits	56	79	181
Amortization of long-term employee benefits	1,940	537
Expense recognized in respect of share-based compensation	713	1,225	2,951
Total	$ 8,428	$ 6,656	$ 11,795